Derivatives	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Derivatives
Note 6 – Derivatives

ITAÚ UNIBANCO HOLDING trades in derivative financial instruments with various counterparties to manage its overall exposures and to assist its customers in managing their own exposures.

Futures
– Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at an agreed price or yield, and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity futures contracts or financial instruments are commitments to buy or sell commodities (mainly gold, coffee and orange juice) at a future date, at an agreed price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price on the contract date. Daily cash settlements of price movements are made for all instruments.

Forwards
– Interest rate forward contracts are agreements to exchange payments on a specified future date, based on the variation in market interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another at an agreed price, on an agreed settlement date. Financial instrument forward contracts are commitments to buy or sell a financial instrument on a future date at an agreed price and are settled in cash.

Swaps
– Interest rate and foreign exchange swap contracts are commitments to settle in cash on a future date or dates the differentials between specific financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap contracts shown under Other in the table below correspond substantially to inflation rate swap contracts.

Options
– Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell a financial instrument within a limited time, including a flow of interest, foreign currencies, commodities, or financial instruments at an agreed price that may also be settled in cash, based on the differential between specific indices.

Credit Derivatives
– Credit derivatives are financial instruments with value deriving from the credit risk on debt issued by a third party (the reference entity), which permits one party (the buyer of the hedge) to transfer the risk to the counterparty (the seller of the hedge). The seller of the hedge must pay out as provided for in the contract if the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller of the hedge receives a premium for the hedge but, on the other hand, assumes the risk that the underlying instrument referenced in the contract undergoes a credit event, and the seller may have to make payment to the purchaser of the hedge for up to the notional amount of the credit derivative.

The total value of margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 18,000 (R$ 15,823 at 12/31/2019) and was basically comprised of government securities.

Further information on internal controls and parameters used to management risks, may be found in Note 32 – Risk and Capital Management.

I - Derivatives Summary

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and maturity date.

	12/31/2020
	Fair value (*)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	46,019	60.2	4,064	515	629	1,808	5,117	33,886
Option agreements	20,418	26.7	10,103	2,325	523	5,935	992	540
Forwards (onshore)	2,085	2.7	1,323	367	297	93	5	—
Credit derivatives	156	0.2	—	—	8	7	29	112
NDF - Non Deliverable Forward	7,596	9.9	2,088	2,345	1,387	1,255	323	198
Other Derivative Financial Instruments	230	0.3	56	1	6	1	12	154

Total	76,504	100.0	17,634	5,553	2,850	9,099	6,478	34,890
% per maturity date			23.0	7.3	3.7	11.9	8.5	45.6

	12/31/2020
	Fair value (*)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(51,789)	65.1	(7,344)	(651)	(1,135)	(1,826)	(5,573)	(35,260)
Option agreements	(20,262)	25.5	(6,355)	(1,969)	(543)	(9,869)	(998)	(528)
Forwards (onshore)	(905)	1.1	(892)	—	(11)	(2)	—	—
Credit derivatives	(76)	0.1	—	—	—	(2)	(9)	(65)
NDF - Non Deliverable Forward	(6,426)	8.1	(2,200)	(1,669)	(1,013)	(972)	(301)	(271)
Other Derivative Financial Instruments	(47)	0.1	—	(1)	(10)	(1)	(14)	(21)

Total	(79,505)	100.0	(16,791)	(4,290)	(2,712)	(12,672)	(6,895)	(36,145)
% per maturity date			21.1	5.4	3.4	15.9	8.7	45.5

(*)
In the period, the result of Derivative had its amounts affected by oscillations of rates and other market variables arising from the impact of the COVID-19 pandemic on the macroeconomic scenario in the period (Note 33a).

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and maturity date.

	12/31/2019
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	26,458	63.2	107	1,807	564	1,668	4,464	17,848
Option agreements	8,456	20.2	4,696	1,963	354	726	500	217
Forwards (onshore)	2,162	5.2	940	636	484	87	15	—
Credit derivatives	167	0.4	—	—	5	3	23	136
NDF - Non Deliverable Forward	4,446	10.6	1,251	1,314	787	561	347	186
Other Derivative Financial Instruments	165	0.4	4	—	—	—	6	155

Total	41,854	100.0	6,998	5,720	2,194	3,045	5,355	18,542
% per maturity date			16.7	13.7	5.2	7.3	12.8	44.3

	12/31/2019
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(32,927)	68.8	(326)	(2,557)	(898)	(1,763)	(8,349)	(19,034)
Option agreements	(9,061)	18.9	(3,668)	(3,494)	(383)	(690)	(571)	(255)
Forwards (onshore)	(754)	1.6	(753)	—	—	(1)	—	—
Credit derivatives	(40)	0.1	—	—	—	(1)	(3)	(36)
NDF - Non Deliverable Forward	(4,971)	10.4	(1,891)	(1,108)	(657)	(637)	(526)	(152)
Other Derivative Financial Instruments	(75)	0.2	(15)	(1)	(2)	(4)	(9)	(44)

Total	(47,828)	100.0	(6,653)	(7,160)	(1,940)	(3,096)	(9,458)	(19,521)
% per maturity date			13.9	15.0	4.1	6.5	19.7	40.8

II - Derivatives by index and Risk Fator

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders’ equity)	Fair value
	12/31/2020	12/31/2020	12/31/2020	12/31/2020
Future contracts	781,453	—	—	—
Purchase commitments	338,165	—	—	—
Shares	8,300	—	—	—
Commodities	1,170	—	—	—
Interest	304,454	—	—	—
Foreign currency	24,241	—	—	—
Commitments to sell	443,288	—	—	—
Shares	7,535	—	—	—
Commodities	2,201	—	—	—
Interest	397,157	—	—	—
Foreign currency	36,395	—	—	—
Swap contracts		(6,054)	284	(5,770)
Asset position	1,442,449	16,840	29,179	46,019
Commodities	278	1	—	1
Interest	1,423,134	14,030	27,953	41,983
Foreign currency	19,037	2,809	1,226	4,035
Liability position	1,442,449	(22,894)	(28,895)	(51,789)
Shares	108	(12)	2	(10)
Commodities	341	(9)	—	(9)
Interest	1,425,904	(19,112)	(28,584)	(47,696)
Foreign currency	16,096	(3,761)	(313)	(4,074)
Option contracts	1,738,849	22	134	156
Purchase commitments – long position	131,134	14,538	1,828	16,366
Shares	12,400	345	976	1,321
Commodities	356	14	13	27
Interest	50,771	614	(282)	332
Foreign currency	67,607	13,565	1,121	14,686
Commitments to sell – long position	743,573	2,933	1,119	4,052
Shares	14,659	728	62	790
Commodities	75	2	(1)	1
Interest	659,826	1,087	1,373	2,460
Foreign currency	69,013	1,116	(315)	801
Purchase commitments – short position	129,150	(13,934)	(1,797)	(15,731)
Shares	13,080	(348)	(1,119)	(1,467)
Commodities	899	(28)	(18)	(46)
Interest	55,369	(532)	318	(214)
Foreign currency	59,802	(13,026)	(978)	(14,004)
Commitments to sell – short position	734,992	(3,515)	(1,016)	(4,531)
Shares	13,200	(524)	(156)	(680)
Commodities	246	(10)	6	(4)
Interest	653,376	(978)	(1,317)	(2,295)
Foreign currency	68,170	(2,003)	451	(1,552)
Forward operations (onshore)	23,989	1,195	(15)	1,180
Purchases receivable	18,666	1,014	(3)	1,011
Shares	304	304	(3)	301
Interest	584	710	—	710
Foreign currency	17,778	—	—	—
Purchases payable obligations	—	(584)	—	(584)
Interest	—	(584)	—	(584)
Sales receivable	1,132	1,073	1	1,074
Shares	770	765	1	766
Interest	—	308	—	308
Foreign currency	362	—	—	—
Sales deliverable obligations	4,191	(308)	(13)	(321)
Interest	308	(308)	—	(308)
Foreign currency	3,883	—	(13)	(13)
Credit derivatives	20,060	(432)	512	80
Asset position	15,877	(270)	426	156
Shares	2,796	(84)	172	88
Commodities	19	—	1	1
Interest	13,062	(186)	253	67
Liability position	4,183	(162)	86	(76)
Shares	1,154	(45)	11	(34)
Commodities	3	—	—	—
Interest	3,026	(117)	75	(42)
NDF – Non Deliverable Forward	313,463	1,214	(44)	1,170
Asset position	156,542	7,467	129	7,596
Commodities	1,715	278	(16)	262
Foreign currency	154,827	7,189	145	7,334
Liability position	156,921	(6,253)	(173)	(6,426)
Commodities	975	(37)	(1)	(38)
Foreign currency	155,946	(6,216)	(172)	(6,388)
Other derivative financial instruments	6,413	181	2	183
Asset position	5,274	196	34	230
Shares	47	(3)	3	—
Interest	5,225	199	(26)	173
Foreign currency	2	—	57	57
Liability position	1,139	(15)	(32)	(47)
Shares	705	(6)	(22)	(28)
Interest	434	(9)	(10)	(19)
	Asset	43,791	32,713	76,504
	Liability	(47,665)	(31,840)	(79,505)
	Total	(3,874)	873	(3,001)

Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2020
Future contracts	305,076	242,842	108,338	125,197	781,453
Swap contracts	272,932	123,360	118,617	927,540	1,442,449
Option contracts	1,012,965	216,425	250,966	258,493	1,738,849
Forwards (onshore)	19,013	3,999	972	5	23,989
Credit derivatives	—	8,515	804	10,741	20,060
NDF - Non Deliverable Forward	131,205	124,470	38,006	19,782	313,463
Other derivative financial instruments	15	709	279	5,410	6,413

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders’ equity)	Fair value
	12/31/2019	12/31/2019	12/31/2019	12/31/2019
Future contracts	664,884	—	—	—
Purchase commitments	325,468	—	—	—
Shares	1,084	—	—	—
Commodities	76	—	—	—
Interest	301,898	—	—	—
Foreign currency	22,410	—	—	—
Commitments to sell	339,416	—	—	—
Shares	1,163	—	—	—
Commodities	1,049	—	—	—
Interest	308,824	—	—	—
Foreign currency	28,380	—	—	—
Swap contracts		(5,267)	(1,202)	(6,469)
Asset position	1,094,378	5,566	20,892	26,458
Commodities	574	—	9	9
Interest	1,075,534	4,596	19,813	24,409
Foreign currency	18,270	970	1,070	2,040
Liability position	1,094,378	(10,833)	(22,094)	(32,927)
Shares	49	(9)	—	(9)
Commodities	855	—	(12)	(12)
Interest	1,068,660	(9,383)	(21,855)	(31,238)
Foreign currency	24,814	(1,441)	(227)	(1,668)
Option contracts	1,720,205	(546)	(59)	(605)
Purchase commitments – long position	245,824	6,191	(6)	6,185
Shares	11,513	256	515	771
Commodities	268	7	10	17
Interest	188,110	465	(331)	134
Foreign currency	45,933	5,463	(200)	5,263
Commitments to sell – long position	626,187	1,667	604	2,271
Shares	12,294	396	(40)	356
Commodities	228	5	(2)	3
Interest	568,442	513	887	1,400
Foreign currency	45,223	753	(241)	512
Purchase commitments – short position	172,703	(6,671)	(19)	(6,690)
Shares	6,312	(180)	(451)	(631)
Commodities	235	(10)	(8)	(18)
Interest	129,647	(412)	329	(83)
Foreign currency	36,509	(6,069)	111	(5,958)
Commitments to sell – short position	675,491	(1,733)	(638)	(2,371)
Shares	11,152	(269)	(37)	(306)
Commodities	485	(11)	—	(11)
Interest	621,405	(428)	(888)	(1,316)
Foreign currency	42,449	(1,025)	287	(738)
Forward operations (onshore)	5,134	1,412	(4)	1,408
Purchases receivable	668	796	(6)	790
Shares	488	488	(6)	482
Interest	160	308	—	308
Foreign currency	20	—	—	—
Purchases payable obligations	660	(160)	—	(160)
Interest	—	(160)	—	(160)
Foreign currency	660	—	—	—
Sales receivable	1,653	1,368	4	1,372
Shares	786	776	3	779
Interest	—	592	1	593
Foreign currency	867	—	—	—
Sales deliverable obligations	2,153	(592)	(2)	(594)
Interest	592	(592)	(1)	(593)
Foreign currency	1,561	—	(1)	(1)
Credit derivatives	12,739	(236)	363	127
Asset position	9,878	(165)	332	167
Shares	2,307	(81)	215	134
Commodities	27	(1)	3	2
Interest	7,423	(87)	114	27
Foreign currency	121	4	—	4
Liability position	2,861	(71)	31	(40)
Shares	719	(28)	8	(20)
Commodities	2	—	—	—
Interest	2,140	(43)	23	(20)
NDF – Non Deliverable Forward	295,508	(552)	27	(525)
Asset position	138,772	4,239	207	4,446
Commodities	570	34	(1)	33
Foreign currency	138,202	4,205	208	4,413
Liability position	156,736	(4,791)	(180)	(4,971)
Commodities	316	(10)	(1)	(11)
Foreign currency	156,420	(4,781)	(179)	(4,960)
Other derivative financial instruments	6,581	216	(126)	90
Asset position	5,428	226	(61)	165
Interest	5,428	226	(65)	161
Foreign currency	—	—	4	4
Liability position	1,153	(10)	(65)	(75)
Shares	695	2	(41)	(39)
Interest	458	(12)	(6)	(18)
Foreign currency	—	—	(18)	(18)
	Asset	19,888	21,966	41,854
	Liability	(24,861)	(22,967)	(47,828)
	Total	(4,973)	(1,001)	(5,974)

Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2019
Future contracts	196,055	238,485	87,747	142,597	664,884
Swap contracts	24,094	204,065	103,013	763,206	1,094,378
Option contracts	988,793	320,300	258,488	152,624	1,720,205
Forwards (onshore)	953	2,514	1,651	16	5,134
Credit derivatives	—	4,746	733	7,260	12,739
NDF - Non Deliverable Forward	105,809	129,278	38,851	21,570	295,508
Other derivative financial instruments	12	786	320	5,463	6,581

III - Derivatives by notional amount

See below the composition of the Derivative Financial Instruments portfolio by type of instrument, stated at their notional amounts, per trading location (organized or over-the-counter market) and counterparties.

	12/31/2020
	Future contracts	Swap contracts	Option contracts	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	781,453	835,744	1,617,643	23,097	3,743	67,887	—
Over-the-counter market	—	606,705	121,206	892	16,317	245,576	6,413
Financial institutions	—	531,303	84,865	892	16,317	124,124	5,140
Companies	—	69,337	35,021	—	—	120,476	1,273
Individuals	—	6,065	1,320	—	—	976	—

Total	781,453	1,442,449	1,738,849	23,989	20,060	313,463	6,413

	12/31/2019
	Future contracts	Swap contracts	Option contracts	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	664,884	595,221	1,624,988	4,381	61	69,463	—
Over-the-counter market	—	499,157	95,217	753	12,678	226,045	6,581
Financial institutions	—	398,585	66,291	292	12,678	125,550	5,340
Companies	—	69,185	28,511	461	—	99,151	1,241
Individuals	—	31,387	415	—	—	1,344	—

Total	664,884	1,094,378	1,720,205	5,134	12,739	295,508	6,581

IV - Credit derivatives

ITAÚ UNIBANCO HOLDING buys and sells credit protection in order to meet the needs of its customers, management and mitigation of its portfolios’ risk.

CDS (credit default swap) is a credit derivative in which, upon a default related to the reference entity, the protection buyer is entitled to receive, the amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered amount. The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.

TRS (total return swap) is a transaction in which a party swaps the total return of an asset or of a basket of assets for regular cash flows, usually interest and a guarantee against capital loss. In a TRS contract, the parties do not transfer the ownership of the assets.

	12/31/2020
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	8,501	1,181	3,928	3,372	20
TRS	7,854	7,854	—	—	—

Total by instrument	16,355	9,035	3,928	3,372	20

By risk rating
Investment grade	752	296	372	84	—
Below investment grade	15,603	8,739	3,556	3,288	20

Total by risk	16,355	9,035	3,928	3,372	20

By reference entity
Brazilian government	12,433	8,255	1,627	2,551	—
Governments – abroad	243	66	122	55	—
Private entities	3,679	714	2,179	766	20

Total by entity	16,355	9,035	3,928	3,372	20

	12/31/2019
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,283	1,013	2,675	2,539	56
TRS	4,161	4,161	—	—	—

Total by instrument	10,444	5,174	2,675	2,539	56

By risk rating
Investment grade	1,049	135	602	312	—
Below investment grade	9,395	5,039	2,073	2,227	56

Total by risk	10,444	5,174	2,675	2,539	56

By reference entity
Brazilian government	7,301	4,921	1,117	1,263	—
Governments – abroad	200	34	88	78	—
Private entities	2,943	219	1,470	1,198	56

Total by entity	10,444	5,174	2,675	2,539	56

ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade entities are those for which credit risk is rated as Baa3 or higher, as rated by Moody’s, and BBB- or higher, by Standard & Poor’s and Fitch Ratings.

The following table presents the notional amount of credit derivatives purchased. The underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING has sold credit protection.

	12/31/2020
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(8,501)	3,705	(4,796)
TRS	(7,854)	—	(7,854)

Total	(16,355)	3,705	(12,650)

	12/31/2019
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,283)	2,295	(3,988)
TRS	(4,161)	—	(4,161)

Total	(10,444)	2,295	(8,149)

V - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements and similar agreements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING’s consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2020
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral received	Total
Securities purchased under agreements to resell	239,935	—	239,935	(1,657)	—	238,278
Derivatives financial instruments	76,504	—	76,504	(15,621)	—	60,883

	12/31/2019
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral received	Total
Securities purchased under agreements to resell	198,422	—	198,422	(596)	—	197,826
Derivatives financial instruments	41,854	—	41,854	(14,121)	—	27,733

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2020
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral pledged	Total
Securities sold under repurchase agreements	273,364	—	273,364	(42,161)	—	231,203
Derivatives financial instruments	79,505	—	79,505	(15,621)	(574)	63,310

	12/31/2019
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral pledged	Total
Securities sold under repurchase agreements	256,583	—	256,583	(23,509)	—	233,074
Derivatives financial instruments	47,828	—	47,828	(14,121)	(148)	33,559

(1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
(2)	Limited to amounts subject to enforceable master offset agreements and other such agreements.
(3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivatives financial instruments and repurchased agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.